Equity (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 09, 2020	Jan. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance			$ 1,198,614	$ 1,222,697	$ 797,142
Reverse stock split		$ 1,351,883
Initial Public Offering					192,391
Capital Increase	$ 3,200
Balance			805,286	1,198,614	1,222,697
Share Capital
Disclosure of classes of share capital [line items]
Balance			160,022	160,022	1,500,000
Reverse stock split					(1,351,883)
Initial Public Offering					11,905
Capital Increase			3,201
Balance			$ 163,223	$ 160,022	$ 160,022